Operating Leases - Schedule of Operating Lease (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Operating Lease [Abstract]
Right-of-use assets, costs	$ 40,789	$ 163,592
Accumulated amortization	(42,412)	(47,596)
Modification	30,364
Disposal due to early termination		(83,285)
Right-of-use assets, net	28,741	32,711
Operating lease liabilities - current portion	30,818	41,019
Operating lease liabilities - non-current portion
Total	30,818	41,019
Operating cash flows used in operating leases	42,014	39,231	$ 44,872
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 40,789	$ 123,162
Weighted-average remaining lease term - operating leases	9 months	1 year	2 years 10 months 24 days
Weighted-average discount rate - operating leases	2.75%	3.375%	3.375%